Taxes on income - Income tax expense (Details) - EUR (€)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Taxes on income
Current tax expense	€ 1,816,531	€ 1,776,180	€ 2,275,672
Adjustments in respect of current income tax of previous year			86,252
Deferred income tax charge / (benefit)	337,057	(559,273)	(385,434)
Income tax expense	€ 2,153,588	€ 1,216,908	€ 1,976,490
Average effective tax rate	24.66%	11.82%	67.29%
VIA optronics AG
Taxes on income
Statutory corporate income tax rate				15.00%
Corporate income tax rate	32.17%	32.17%
Total corporate tax rate				15.82%
Solidarity surcharge rate				5.50%
Municipal trade tax rate	16.35%
VIA optronics GmbH
Taxes on income
Statutory corporate income tax rate	32.17%	32.17%	32.17%
Corporate income tax rate	15.00%
Solidarity surcharge rate	5.50%
Municipal trade tax rate	16.35%	16.35%	16.35%
VIA LLC (USA)
Taxes on income
Statutory corporate income tax rate	23.75%	23.75%	23.75%
VIA Suzhou (China)
Taxes on income
Statutory corporate income tax rate				25.00%
VTS (Japan)
Taxes on income
Statutory corporate income tax rate	34.26%	34.10%	34.10%
VIA Germaneers
Taxes on income
Statutory corporate income tax rate	28.70%	28.70%
VIA Taiwan
Taxes on income
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Via Optronics Ltd. Philippines
Taxes on income
Statutory corporate income tax rate	30.00%